Condensed Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Operations and Comprehensive Loss
Related party revenue	$ 4,270	$ 1,381	$ 20,763	$ 3,597	$ 4,914	$ 64,220